Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2014
Financial Highlights [Abstract]
Financial Information Additional Disclosure
The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners’ share of income, expenses and average net assets.

	2014	2013	2012
Per Unit operating performance:
Net asset value, January 1:	$21.67	$19.86	$22.38

Interest Income	- (2)	0.01	0.01
Expenses	(1.33)	(1.54)	(1.64)
Realized/Unrealized Income (Loss) (1)	6.76	3.34	(0.89)

Net Income (Loss)	5.43	1.81	(2.52)

Net asset value, December 31:	$27.10	$21.67	$19.86

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.2)%	(7.4)%	(7.5)%
Expenses before Incentive Fees	6.3%	7.5%	7.6%
Expenses after Incentive Fees	6.3%	7.5%	7.6%
Total return before incentive fees	25.1%	9.1%	(11.3)%
Total return after incentive fees	25.1%	9.1%	(11.3)%

   (1) Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

   (2) Amount less than 0.005%.